Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
Summary of Other Current Assets
Other current assets consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Deferred partner costs	$37,073	$31,270
Deposits	7,381	4,527
Accounts receivable, net	1,484	866
Other	1,795	2,585

Total other current assets	$47,733	$39,248

Other current assets consist of the following (in thousands):

	December 31,
	2022	2021
Deferred coach costs	$31,270	$30,928
Deposits	4,527	8,915
Accounts receivable, net	866	1,225
Other	2,585	2,659

Total other current assets	$39,248	$43,727